Restricted Net Assets (Details) - China Company Law [Member]	12 Months Ended
Dec. 31, 2017
Restricted Net Assets [Line Items]
Required percentage of net after-tax income to be appropriated to statutory surplus reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%